Financial Instruments - Summary Contractual Maturities of Undiscounted Cash Flows (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Carrying Amount
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 89,571
Long-term debt	8,422
Total	97,993
Contractual Cash Flow
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	89,571
Long-term debt	9,522
Total	99,093
Year 1
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	89,571
Long-term debt	1,899
Total	91,470
Years 2 - 3
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term debt	5,082
Total	5,082
Years 4 and After - 5
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term debt	2,541
Total	$ 2,541